UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland   20832

(Address of principal executive offices)

        (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 1/31/13

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Arrow Managed Futures Strategy Fund

Arrow Commodity Strategy Fund

Semi-Annual Report

January 31, 2013

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA

Arrow DWA Balanced Fund
PORTFOLIO REVIEW
January 31, 2013 (Unaudited)

The Fund's performance figures* for the periods ending January 31, 2013, as compared to its benchmark:
					Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2013
The Arrow DWA Balanced Fund - Class A	6.09%	7.31%	8.72%	2.52%	4.94%
The Arrow DWA Balanced Fund - Class A with load	0.00%	1.16%	6.61%	1.31%	3.99%
The Arrow DWA Balanced Fund - Class C	5.65%	6.53%	7.92%	1.75%	4.15%
The Arrow DWA Balanced Fund - Institutional Class	6.09%	N/A	N/A	N/A	5.06%
Barclays Aggregate Bond Index	(0.29)%	2.59%	5.41%	5.45%	6.06%
S&P 500 Total Return Index	9.91%	16.78%	14.14%	3.97%	4.74%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	44.5%
Debt Funds	24.9%
Foreign Index Funds	17.5%
Other, Cash & Cash Equivalents	13.1%
100.0%

Arrow DWA Tactical Fund
PORTFOLIO REVIEW
January 31, 2013 (Unaudited)

The Fund's performance figures* for the periods ending January 31, 2013, as compared to its benchmark:
				Since Inception** -
	Six Months	One Year	Three Year	January 31, 2013
The Arrow DWA Tactical Fund - Class A	5.65%	8.57%	7.32%	(1.54)%
The Arrow DWA Tactical Fund - Class A with load	(0.44)%	2.27%	5.21%	(2.78)%
The Arrow DWA Tactical Fund - Class C	5.27%	7.85%	6.57%	(2.26)%
The Arrow DWA Tactical Fund - Institutional Class	5.81%	N/A	N/A	6.20%
Barclays Aggregate Bond Index	(0.29)%	2.59%	5.41%	5.94%
S&P 500 Total Return Index	9.91%	16.78%	14.14%	3.74%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is May 30, 2008 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	70.5%
Foreign Index Funds	29.0%
Other, Cash & Cash Equivalents	0.5%
100.0%

Arrow Alternative Solutions Fund
PORTFOLIO REVIEW
January 31, 2013 (Unaudited)

The Fund's performance figures* for the periods ending January 31, 2013, as compared to its benchmark:
					Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2013
The Arrow Alternative Solutions Fund - Class A	1.22%	(0.24)%	(0.78)%	(2.66)%	(2.50)%
The Arrow Alternative Solutions Fund - Class A with load	(4.60)%	(6.01)%	(2.73)%	(3.81)%	(3.59)%
The Arrow Alternative Solutions Fund - Class C	0.75%	(0.98)%	(1.56)%	(3.42)%	(3.22)%
The Arrow Alternative Solutions Fund - Institutional Class	1.34%	N/A	N/A	N/A	(0.36)%
Barclays Aggregate Bond Index	(0.29)%	2.59%	5.41%	5.45%	5.93%
S&P 500 Total Return Index	9.91%	16.78%	14.14%	3.97%	1.60%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 31, 2007 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Government and Agency	46.4%
Exchange Traded Funds	17.9%
Corporate Bonds and Notes	3.2%
Other, Cash & Cash Equivalents	32.5%
100.0%

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW
January 31, 2013 (Unaudited)

The Fund's performance figures* for the periods ending January 31, 2013, as compared to its benchmark:
			Since Inception** -
	Six Months	One Year	January 31, 2013
The Arrow Managed Futures Trend Fund - Class A	(2.28)%	(8.64)%	(4.68)%
The Arrow Managed Futures Trend Fund - Class A with load	(7.95)%	(13.87)%	(6.70)%
The Arrow Managed Futures Trend Fund - Class C	(2.54)%	(9.35)%	(5.34)%
The Arrow Managed Futures Trend Fund - Institutional Class	(2.16)%	N/A	(6.12)%
Trader Vic Index	(0.94)%	(6.14)%	(2.58)%
S&P 500 Total Return Index	9.91%	16.78%	11.18%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Trader Vic Index (TVICER) was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Structured Notes	0.6%
U.S. Treasuries	22.9%
Other, Cash & Cash Equivalents	76.5%
100.0%

Arrow Commodity Strategy Fund
PORTFOLIO REVIEW
January 31, 2013 (Unaudited)

The Fund's performance figures* for the periods ended January 31, 2013, as compared to its benchmark:

			Since Inception** -
	Six Months	One Year	January 31, 2013
The Arrow Commodity Strategy Fund - Class A	3.55%	(2.81)%	(1.09)%
The Arrow Commodity Strategy Fund - Class A with load	(2.41)%	(8.44)%	(3.86)%
The Arrow Commodity Strategy Fund - Class C	3.14%	(3.56)%	(1.79)%
The Arrow Commodity Strategy Fund - Institutional Class	3.77%	N/A	(2.91)%
Longview Extended Commodity Index	4.54%	(0.85)%	1.34%
S&P 500 Total Return Index	9.91%	16.78%	11.12%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is December 31, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.
Longview Extended Commodity Index (LEX): A fundamentally constructed broad-based index for measuring the performance of the commodity markets.
The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class/Holdings		% of Net Assets
Exchange Traded Notes-Commodity		1.1%
Other, Cash & Cash Equivalents		98.9%
		100.0%

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 86.9%
	DEBT FUNDS - 24.9%
348,697	iShares Barclays 7-10 Year Treasury Bond Fund	$ 36,996,752
437,234	Vanguard Short-Term Bond ETF	35,402,837
		72,399,589
	EQUITY FUNDS - 44.5%
145,970	iShares Dow Jones US Consumer Services Sector Index Fund	13,459,894
204,710	iShares Dow Jones US Financial Sector Index Fund	13,211,983
148,700	iShares Dow Jones US Healthcare Sector Index Fund	13,348,799
715,100	Vanguard Growth ETF	45,108,508
576,500	Vanguard Value ETF	44,586,510
		129,715,694
	FOREIGN INDEX FUNDS - 17.5%
663,899	iShares MSCI Belgium Capped Incestable Market Index Fund +	9,533,590
395,000	iShares MSCI Germany Index Fund	10,155,450
507,000	iShares MSCI Hong Kong Index Fund	10,287,030
142,100	iShares MSCI Mexico Investable Market Index Fund	10,461,402
366,550	iShares MSCI Switzerland Index Fund	10,519,985
		50,957,457

	TOTAL EXCHANGE TRADED FUNDS (Cost $230,487,602)	253,072,740

	SHORT-TERM INVESTMENT - 12.4%
	MONEY MARKET FUND - 12.4%
36,187,767	Fidelity Institutional Money Market Fund - Money Market Portfolio	36,187,767
	to yield 0.01%* ++ (Cost $36,187,767)

	TOTAL INVESTMENTS - 99.3% (Cost $266,675,369) (a)	$ 289,260,507
	OTHER ASSETS & LIABILITIES - 0.7%	1,974,842
	NET ASSETS - 100.0%	$ 291,235,349

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $267,013,990 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 22,246,517
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 22,246,517
* Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
+Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++ All or a portion of this investment is a holding of the ADWAB Fund Limited.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss)
56	Australian Dollar	Mar-13	$ 5,824,000	$ (60,890)
107	Gold	Aug-13	17,827,270	(466,988)
70	New Zealand Dollar	Mar-13	2,460,780	10,050
17	NOK/USD Norwegian Krone	Mar-13	3,104,200	116,760

			Net Unrealized Loss from Open Long Futures Contracts	$ (401,068)

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss)
(36)	Euro FX	Mar-13	$ 6,111,000	$ (111,263)
(39)	Japanese Yen	Mar-13	5,335,688	162,713
(43)	Swiss Franc	Mar-13	5,911,963	(126,812)

		Net Unrealized Loss from Open Short Futures Contracts		$ (75,362)

			Net Unrealized Loss from Open Futures Contracts	$ (476,430)

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 99.5%
	EQUITY FUNDS - 70.5%
334,000	Consumer Discretionary Select Sector SPDR Fund	$ 16,743,420
893,950	Financial Select Sector SPDR Fund	15,536,851
382,250	Health Care Select Sector SPDR Fund	16,402,348
364,400	iShares S&P Developed ex-U.S. Property Index Fund +	13,380,768
343,500	iShares Dow Jones US Real Estate Index Fund	14,279,295
166,900	Vanguard Small-Cap Value ETF	12,908,046
242,950	Vanguard Value ETF	15,194,093
		104,444,821
	FOREIGN INDEX FUNDS - 29.0%
408,000	iShares MSCI EMU Index Fund	14,165,760
304,500	iShares MSCI Pacific ex-Japan Index Fund	14,856,555
336,900	iShares S&P Europe 350 Index Fund	13,846,590
		42,868,905

	TOTAL EXCHANGE TRADED FUNDS (Cost $134,927,075)	147,313,726

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
430,884	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.01%* ++ (Cost $430,884)	430,884

	TOTAL INVESTMENTS - 99.8% (Cost $135,357,959) (a)	$ 147,744,610
	OTHER ASSETS & LIABILITIES - 0.2%	298,070
	NET ASSETS - 100.0%	$ 148,042,680

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $135,420,774 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 12,488,505
	Unrealized Depreciation:	(164,669)
	Net Unrealized Appreciation:	$ 12,323,836

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
+Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 17.9%^
	DEBT EXCHANGE TRADED FUNDS - 17.9%^
28,000	iShares Barclays U.S. Treasury Bond Fund	$ 700,280
5,800	iShares iBoxx $ High Yield Corporate Bond Fund	543,286
550	iShares iBoxx Investment Grade Corporate Bond Fund	65,681
3,000	iShares JPMorgan USD Emerging Markets Bond Fund	357,870
10,824	PowerShares Emerging Markets Sovereign Debt Portfolio	329,050
4,202	PowerShares Fundamental High Yield Corporate Bond Portfolio	80,846
3,300	SPDR Barclays Capital High Yield Bond ETF	134,706
8,700	SPDR DB International Government Inflation-Protected Bond ETF	552,624
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,325,769)	2,764,343

Principal
	CORPORATE BONDS AND NOTES - 3.2%^
$ 130,000	Anheuser-Busch InBev Worldwide, Inc., 6.875% due 11/15/2019	168,905
50,000	Kinder Morgan Energy Partners LP, 9.00% due 2/1/2019	66,790
205,000	Wyeth, 6.00% due 2/15/2036	261,812
	TOTAL CORPORATE BONDS AND NOTES	497,507
	(Cost $397,042)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.4%^
765,000	Federal Farm Credit Bank, 4.90% due 4/15/2015	838,374
123,000	Federal Home Loan Mortgage Corp., 5.00% due 11/13/2014	133,175
38,266	Federal National Mortgage Association, Pool 357919, 5.50% due 8/1/2020	41,888
7,155	Federal National Mortgage Association, Pool 905090, 5.50% due 10/1/2021	7,853
27,012	Federal National Mortgage Association, Pool 950647, 5.50% 8/1/2022	29,771
448,614	Federal National Mortgage Association, Pool 257157, 4.00% due 3/1/2023	479,024
374,052	Federal National Mortgage Association, Pool 745418, 5.50% due 4/1/2036	409,873
1,502,897	Freddie Mac Gold Pool A86274, 4.50% due 5/1/2039	1,645,438
2,100,000	United States Treasury Inflation Indexed Bonds, 0.125% due 4/15/2017	2,291,055
1,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,279,270
	TOTAL U.S. GOVERNMENT AND AGENCY	7,155,721
	OBLIGATIONS (Cost $6,655,002)

Contracts
	PURCHASED PUT OPTIONS - 0.0%
150	CBOE SPX Volatility Index	750
	Expiration February 2013, Exercise Price $27.00
70	CBOE SPX Volatility Index	350
	Expiration February 2013, Exercise Price $47.50
	TOTAL PURCHASED OPTIONS (Cost $3,040)	1,100
Shares
	SHORT-TERM INVESTMENT - 18.4%
	MONEY MARKET FUND - 18.4%
2,835,567	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.01% * ++ (Cost $2,835,567)	2,835,567

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

TOTAL INVESTMENTS - 85.9% (Cost $12,216,420) (a)	$ 13,254,238
OTHER ASSETS & LIABILITIES - 14.1%	2,165,566
NET ASSETS - 100.0%	$ 15,419,804

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,216,420 and differs from unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation	$ 1,049,802
Unrealized Depreciation	(11,984)
Net Unrealized Appreciation	$ 1,037,818

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.

^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts. As of January 31, 2013, no securities are segregated as collateral.  All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.

++ All or a portion of this investment is a holding of the Northern Lights SPC.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(55)	CBOE VIX	Feb-13	$ 819,500	$ 127,969
(16)	US 10 Year Note	Mar-13	2,100,496	18,749
(7)	US Long Bond	Mar-13	1,004,283	31,390

		Net Unrealized Gain from Open Short Futures Contracts		$ 178,108

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS ++

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum (Notional Amount $8,538,196)

	Unrealized Loss from Long Index Swap Contracts			$ (108,442)

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Principal		Value
	STRUCTURED NOTE - 0.6%
$ 300	Structured Note - TVICER, 0.00% due 9/4/2013 *
	(Cost $300,000)	$ 295,189

	U.S. TREASURIES - 22.9%
11,000,000	United States Treasury Note, 0.125% due 4/15/2017	12,000,746
	(Cost $11,910,697)

	SHORT-TERM INVESTMENTS - 68.4%
	U.S. TREASURIES - 59.1%***
2,000,000	United States Treasury Bills due 2/7/2013, 0.00%	1,999,995
5,000,000	United States Treasury Bills due 2/14/2013, 0.00%	4,999,924
5,000,000	United States Treasury Bills due 2/21/2013 0.00%	4,999,957
4,000,000	United States Treasury Bills due 2/21/2013, 0.00% ++^	3,999,905
5,000,000	United States Treasury Bills due 3/14/2013, 0.00%	4,999,598
5,000,000	United States Treasury Bills due 3/21/2013, 0.00%	4,999,450
5,000,000	United States Treasury Bills due 3/28/2013, 0.00% ++^	4,999,576
		30,998,405
Shares
	MONEY MARKET FUND - 9.3%
4,858,948	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.01% ** ++	4,858,948

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,857,353)	35,857,353

	TOTAL INVESTMENTS - 91.9% (Cost $48,068,050) (a)	$ 48,153,288
	OTHER ASSETS & LIABILITIES - 8.1%	4,251,361
	NET ASSETS - 100.0%	$ 52,404,649

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $48,068,050 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 90,050
	Unrealized Depreciation	(4,812)
	Net Unrealized Appreciation	$ 85,238
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
*** Interest rate represents discount rate at time of purchase.
^ All or a portion of each of these securities are segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
2	Australian Dollar	Mar-13	$ 208,000	$ 1,050
3	British Pound	Mar-13	297,244	(3,413)
1	Canadian Dollar	Mar-13	100,150	(395)
9	Crude Oil ++	Apr-13	881,640	47,070
6	Euro FX	Mar-13	1,018,500	44,174
3	Gasoline RBOB ++	Mar-13	381,994	35,713
3	Heating Oil Futures ++	Mar-13	392,956	7,552
3	Lean Hogs ++	Jun-13	117,720	180
3	Live Cattle ++	Jun-13	153,960	(3,060)
7	Swiss Franc	Mar-13	962,413	17,806
4	US 10 Year Note	Mar-13	525,124	(3,312)

			Net Unrealized Gain from Open Long Futures Contracts	$ 143,365

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(4)	Cocoa ++	Mar-13	$ (88,200)	7,387
(2)	Coffee ''C'' ++	Mar-13	(110,213)	9,337
(5)	Copper ++	Mar-13	(466,500)	(9,975)
(10)	Corn Future ++	Mar-13	370,250	50
(2)	Cotton #2 ++	Mar-13	82,950	(11,540)
(2)	Gold ++	Jun-13	(332,820)	3,050
(6)	Japanese Yen	Mar-13	(820,875)	93,300
(12)	Natural Gas ++	Apr-13	(407,040)	1,300
(1)	Silver ++	Mar-13	156,755	(5,705)
(7)	Soybean ++	Mar-13	513,975	16,075
(5)	Wheat ++	Mar-13	194,875	23,215
(4)	World Sugar #11 ++	Mar-13	84,134	6,533
(4)	US Long Bond	Mar-13	(573,876)	13,375

			Net Unrealized Gain from Open Short Futures Contracts	$ 146,402

			Net Unrealized Gain from Open Futures Contracts	$ 289,767

				Unrealized
				Gain / (Loss)
	LONG SWAP ++
	TVICER Swap, RBS Securities, Inc. - February 10, 2013
	to receive appreciation of index plus dividends vs. depreciation of index plus 1%
	per annum (Notional Amount $45,610,241)
			Net Unrealized Gain on Swap	$ 621,551

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Shares		Value
	EXCHANGE TRADED NOTES - 1.1%
	COMMODITY - 1.1%
2,438	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 103,127
49	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	2,310
467	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	8,299
70	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	3,858
72	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	2,023
97	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	8,709
66	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	3,539
	TOTAL EXCHANGE TRADED NOTES (Cost $135,966)	131,865

	SHORT-TERM INVESTMENTS - 86.3%
Principal
	U.S. TREASURIES - 55.8%***
$ 2,000,000	United States Treasury Bills due 2/7/2013, 0.00%	1,999,996
2,000,000	United States Treasury Bills due 2/14/2013, 0.00%	1,999,964
2,000,000	United States Treasury Bills due 2/21/2013, 0.00%	1,999,983
1,000,000	United States Treasury Bills due 3/7/2013, 0.00%	999,909
		6,999,852
Shares
	MONEY MARKET FUND - 30.5%
3,834,648	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.01% ** ^ ++	3,834,648
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,834,500)	10,834,500

	TOTAL INVESTMENTS - 87.4% (Cost $10,970,466) (a)	$ 10,966,365
	OTHER ASSETS & LIABILITIES - 12.6%	1,579,477
	NET ASSETS - 100.0%	$ 12,545,842

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,974,552 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,745
	Unrealized Depreciation:	(9,932)
	Net Unrealized Depreciation:	$ (8,187)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
*** Interest rate represents discount rate at time of purchase.

^ All or a portion of each of these securities may be segregated as collateral for open futures contracts. As of January 31, 2013, no securities are segregated as collateral.  All collateral for open futures contracts consists of cash included as Deposits with brokers.

++ All or a portion of this investment is a holding of the ACT Fund Limited.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss)
10	Cocoa	Dec-13	$ 223,700	$ (35,270)
10	Coffee "C"	Dec-13	597,563	(78,713)
11	Copper	Dec-13	1,038,675	74,988
10	Corn	Dec-13	295,500	(27,000)
10	Cotton #2	Dec-13	405,750	4,625
10	Crude Oil	Dec-13	974,500	26,060
10	Gasoline RBOB	Jun-13	1,298,598	98,070
11	Gold	Dec-13	1,836,780	(20,800)
11	Heating Oil	Jun-13	1,445,090	34,990
10	Lean Hogs	Jun-13	392,400	(6,070)
10	Live Cattle	Jun-13	513,200	(16,370)
10	Natural Gas	Mar-14	401,400	19,705
10	Silver	Dec-13	1,578,300	(4,210)
11	Soybean	Nov-13	730,263	(4,988)
11	Wheat	Dec-13	448,250	(23,337)
10	World Sugar # 11	Mar-14	227,808	(7,750)

			Net Unrealized Gain from Open Long Futures Contracts	$ 33,930

See accompanying notes to financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2013 (Unaudited)
			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Commodity
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Strategy Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 258,350,208	$ 122,354,985	$ 12,216,420	$ 48,068,050	$ 10,970,466
Affiliated companies, At cost	8,325,161	13,002,974	-	-	-
Total investments, At cost	266,675,369	135,357,959	12,216,420	48,068,050	10,970,466
Unaffiliated companies, At value	$ 279,726,917	$ 134,363,842	$ 13,254,238	$ 48,153,288	$ 10,966,365
Affiliated companies, At value	9,533,590	13,380,768	-	-	-
Total investments, At value	289,260,507	147,744,610	13,254,238	48,153,288	10,966,365
Cash	-	-	3,040	2,000,000	-
Deposits with brokers	2,541,882	18,687	2,154,828	1,520,910	1,572,002
Unrealized appreciation on swap contracts	-	-	-	621,551	-
Receivable for Fund shares sold	140,645	172,315	-	106,380	-
Dividends and interest receivable	2,888	72	33,313	5,431	254
Receivable for securities sold	808,610	2,387,117	-	-	-
Variation margin - due from broker	-	-	178,108	289,767	33,930
Prepaid expenses and other assets	8,047	22,736	32,618	45,421	27,398
TOTAL ASSETS	292,762,579	150,345,537	15,656,145	52,742,748	12,599,949

LIABILITIES
Unrealized depreciation on swap contracts	-	-	108,442	-	-
Payable for investments purchased	-	-	17,673	-	-
Payable for Fund shares repurchased	473,638	312,425	38,856	150,679	8,662
Investment advisory fees payable	248,295	127,242	9,799	38,847	6,240
Distribution (12b-1) fees payable	125,896	53,189	2,915	11,374	2,879
Fees payable to other affiliates	132,549	80,007	13,543	65,423	13,173
Due to broker - Variation margin	476,430	-	-	-	-
Due to custodian	-	1,722,015	-	-	-
Accrued expenses and other liabilities	70,422	7,979	45,113	71,776	23,153
TOTAL LIABILITIES	1,527,230	2,302,857	236,341	338,099	54,107
NET ASSETS	$ 291,235,349	$ 148,042,680	$ 15,419,804	$ 52,404,649	$ 12,545,842

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 281,414,675	$ 167,452,355	$ 20,283,354	$ 78,392,909	$ 15,009,248
Accumulated net investment income (loss)	411,615	2,385,114	(54,067)	(1,809,565)	(296,003)
Accumulated net realized loss from
security transactions, futures contracts,
purchased options, swaps
and foreign currency transactions	(12,699,649)	(34,181,440)	(5,916,967)	(25,175,251)	(2,197,232)
Net unrealized appreciation (depreciation) of
investments, futures contracts,
swaps and foreign currency translations	22,108,708	12,386,651	1,107,484	996,556	29,829
NET ASSETS	$ 291,235,349	$ 148,042,680	$ 15,419,804	$ 52,404,649	$ 12,545,842

See accompanying notes to financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2013 (Unaudited)
				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 148,744,808	$ 73,975,910	$ 12,891,875	$ 42,663,252	$ 11,573,095
Shares of beneficial interest outstanding	11,392,762	8,719,892	1,555,853	4,978,542	1,240,762
Net asset value
(Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 13.06	$ 8.48	$ 8.29	$ 8.57	$ 9.33
Maximum offering price per share
(maximum sales charges of 5.75%) (b)	$ 13.86	$ 9.00	$ 8.80	$ 9.09	$ 9.90
Class C Shares:
Net Assets	$ 117,913,786	$ 46,228,817	$ 1,716,302	$ 3,369,422	$ 708,032
Shares of beneficial interest outstanding	9,273,278	5,593,143	211,814	399,390	76,901
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 12.72	$ 8.27	$ 8.10	$ 8.44	$ 9.21

Institutional Class Shares:
Net Assets	$ 24,576,755	$ 27,837,953	$ 811,627	$ 6,371,975	$ 264,715
Shares of beneficial interest outstanding	1,879,861	3,286,434	97,709	741,783	28,326
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 13.07	$ 8.47	$ 8.31	$ 8.59	$ 9.35

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2013 (Unaudited)
					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 3,992,853	$ 3,240,305	$ 55,119	$ -	$ -
Dividends from affiliated companies	14,420	12,907	-	-	-
Interest	4,679	643	119,251	7,217	5,106
Less: Foreign witholding tax	-	(109)	(109)	(2,295)	(145)
TOTAL INVESTMENT INCOME	4,011,952	3,253,746	174,261	4,922	4,961

EXPENSES
Investment advisory fees	1,536,358	821,263	62,042	272,100	50,791
Distribution (12b-1) fees, Class C	608,066	249,640	9,556	19,683	3,671
Distribution (12b-1) fees, Class A	197,169	104,162	16,754	69,033	14,700
Transfer agent fees	127,924	114,937	7,259	43,978	7,360
Administrative services fees	233,332	62,308	7,864	68,913	4,567
Accounting services fees	36,386	29,872	18,148	26,134	18,148
Non 12b-1 shareholder servicing	37,808	30,246	-	12,602	-
Registration fees	35,288	35,288	32,767	37,808	27,725
Custodian fees	18,148	11,191	4,537	9,014	3,025
Printing and postage expenses	2,521	2,017	252	1,260	184
Professional fees	7,930	7,930	9,945	8,939	8,939
Insurance expense	1,840	1,840	-	1,840	368
Trustees' fees and expenses	3,128	1,840	184	857	184
Other expenses	10,081	7,713	707	9,089	1,261
TOTAL EXPENSES	2,855,979	1,480,247	170,015	581,250	140,923
Less: Fees waived/expenses reimbursed	-	-	-	-	(11,411)
NET EXPENSES	2,855,979	1,480,247	170,015	581,250	129,512

NET INVESTMENT INCOME (LOSS)	1,155,973	1,773,499	4,246	(576,328)	(124,551)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	21,527,754	2,003,714	642,061	-	-
Security transactions, affiliated companies	41,053	330,404	-	-	-
Futures contracts	(66,095)	-	205,073	(320,326)	(1,163,017)
Swap contracts	-	-	(29,678)	(2,011,732)	-
	21,502,712	2,334,118	817,456	(2,332,058)	(1,163,017)
Net change in unrealized appreciation
(depreciation) of:
Security transactions, unaffiliated companies	(4,311,280)	3,659,762	(654,583)	85,734	(2,806)
Security transactions, affiliated companies	(822,882)	141,636	-	-	-
Futures contracts	(476,430)	-	233,735	(42,566)	1,684,683
Swap contracts	-	-	(234,161)	706,412	-
	(5,610,592)	3,801,398	(655,009)	749,580	1,681,877
NET REALIZED AND UNREALIZED
GAIN (LOSS)	15,892,120	6,135,516	162,447	(1,582,478)	518,860

NET INCREASE (DECREASE) IN NET ASSETS	$ 17,048,093	$ 7,909,015	$ 166,693	$ (2,158,806)	$ 394,309

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2013	July 31,
	(Unaudited)	2012 (a)
FROM OPERATIONS
Net investment income (loss)	$ 1,155,973	$ (467,318)
Net realized gain from security and futures transactions	21,502,712	16,935,431
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(5,610,592)	(26,934,346)
Net increase (decrease) in net assets resulting from operations	17,048,093	(10,466,233)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(57,289)
Net decrease in net assets from distributions to shareholders	-	(57,289)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,820,588	49,206,481
Class C	4,463,463	16,886,896
Institutional Class	14,027,920	26,137,688
Net asset value of shares issued in reinvestment of distributions:
Class A	-	44,472
Redemption fee proceeds:
Class A	718	13,923
Class C	16	5,618
Institutional Class	1	701
Payments for shares redeemed:
Class A	(42,647,042)	(126,937,937)
Class C	(16,339,987)	(23,344,705)
Institutional Class	(11,162,548)	(6,146,902)
Net decrease in net assets from shares of beneficial interest	(43,836,871)	(64,133,765)

TOTAL DECREASE IN NET ASSETS	(26,788,778)	(74,657,287)

NET ASSETS
Beginning of Period	318,024,127	392,681,414
End of Period*	$ 291,235,349	$ 318,024,127
* Includes accumulated net investment income (loss) of:	$ 411,615	$ (744,358)

SHARE ACTIVITY - Class A
Shares Sold	613,988	4,129,314
Shares Reinvested	-	3,795
Shares Redeemed	(3,399,536)	(10,628,333)
Net decrease in shares of beneficial interest outstanding	(2,785,548)	(6,495,224)
SHARE ACTIVITY - Class C
Shares Sold	362,678	1,432,574
Shares Redeemed	(1,327,853)	(1,982,709)
Net decrease in shares of beneficial interest outstanding	(965,175)	(550,135)

SHARE ACTIVITY - Institutional Class
Shares Sold	1,117,896	2,161,842
Shares Redeemed	(885,020)	(521,650)
Net increase in shares of beneficial interest outstanding	232,876	1,640,192

(a) Institutional Class shares commenced operations on March 21, 2012.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2013	July 31,
	(Unaudited)	2012 (a)
FROM OPERATIONS
Net investment income	$ 1,773,499	$ 526,478
Net realized gain (loss) from security transactions and futures contracts	2,334,118	(23,389,536)
Net change in unrealized appreciation (depreciation) of
investments and futures contracts	3,801,398	(3,757,923)
Net increase (decrease) in net assets resulting from operations	7,909,015	(26,620,981)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(12,264,596)
Class C	-	(3,958,701)
Class I	-	-

From net investment income:
Class A	(1,307,660)	-
Class C	(490,090)	-
Class I	(586,754)	-
Net decrease in net assets from distributions to shareholders	(2,384,504)	(16,223,297)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,975,499	88,916,230
Class C	1,945,715	15,915,635
Institutional Class	11,480,922	33,775,714
Net asset value of shares issued in reinvestment of distributions:
Class A	1,177,096	9,969,476
Class C	449,473	3,564,973
Class I	506,638	-
Redemption fee proceeds:
Class A	-	19,681
Class C	-	5,775
Class I	-	-
Payments for shares redeemed:
Class A	(38,258,158)	(161,222,198)
Class C	(10,729,796)	(14,813,232)
Institutional Class	(12,011,130)	(7,729,046)
Net decrease in net assets from shares of beneficial interest	(34,463,741)	(31,596,992)

TOTAL DECREASE IN NET ASSETS	(28,939,230)	(74,441,270)

NET ASSETS
Beginning of Period	176,981,910	251,423,180
End of Period*	$ 148,042,680	$ 176,981,910
* Includes accumulated net investment income of:	$ 2,385,114	$ 611,615

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2013	July 31,
	(Unaudited)	2012 (a)
SHARE ACTIVITY - Class A
Shares Sold	1,288,481	10,249,526
Shares Reinvested	144,963	1,265,162
Shares Redeemed	(4,649,628)	(19,702,564)
Net decrease in shares of beneficial interest outstanding	(3,216,184)	(8,187,876)
SHARE ACTIVITY - Class C
Shares Sold	248,249	1,880,774
Shares Reinvested	56,752	463,586
Shares Redeemed	(1,348,083)	(1,858,763)
Net increase (decrease) in shares of beneficial interest outstanding	(1,043,082)	485,597

SHARE ACTIVITY - Institutional Class
Shares Sold	1,397,233	4,286,799
Shares Reinvested	62,471	-
Shares Redeemed	(1,468,798)	(997,447)
Net increase (decrease) in shares of beneficial interest outstanding	(9,094)	3,289,352

(a) Institutional Class shares commenced operations on March 21, 2012.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2013	July 31,
	(Unaudited)	2012 (a)
FROM OPERATIONS
Net investment income	$ 4,246	$ 30,482
Net realized gain (loss) from security transactions, futures contracts, swap contracts, options written, purchased options
and foreign currency transactions	817,456	(1,827,010)
Net change in unrealized appreciation (depreciation) of security transactions, futures contracts, swap contracts, options written
and foreign currency translations	(655,009)	297,672
Net increase (decrease) in net assets resulting from operations	166,693	(1,498,856)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(509,511)
Class C	-	(16,008)
Net decrease in net assets from distributions to shareholders	-	(525,519)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,478,357	6,361,014
Class C	28,926	308,444
Institutional Class	759,000	1,385,698
Net asset value of shares issued in reinvestment of distributions:
Class A	-	350,775
Class C	-	14,578
Redemption fee proceeds:
Class A	80	406
Class C	10	222
Institutional Class	5	23
Payments for shares redeemed:
Class A	(3,562,003)	(23,194,844)
Class C	(409,805)	(1,111,394)
Institutional Class	(1,285,600)	(67,530)
Net decrease in net assets from shares of beneficial interest	(2,991,030)	(15,952,608)

TOTAL DECREASE IN NET ASSETS	(2,824,337)	(17,976,983)

NET ASSETS
Beginning of Period	18,244,141	36,221,124
End of Period*	$ 15,419,804	$ 18,244,141
* Includes accumulated net investment loss of:	$ (54,067)	$ (58,313)

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2013	July 31,
	(Unaudited)	2012 (a)
SHARE ACTIVITY - Class A
Shares Sold	183,776	767,683
Shares Reinvested	-	42,415
Shares Redeemed	(434,604)	(2,817,232)
Net decrease in shares of beneficial interest outstanding	(250,828)	(2,007,134)
SHARE ACTIVITY - Class C
Shares Sold	3,628	37,837
Shares Reinvested	-	1,787
Shares Redeemed	(51,326)	(136,447)
Net decrease in shares of beneficial interest outstanding	(47,698)	(96,823)

SHARE ACTIVITY - Institutional Class
Shares Sold	92,917	170,443
Shares Redeemed	(155,572)	(8,286)
Net increase (decrease) in shares of beneficial interest outstanding	(62,655)	162,157

(a) Institutional Class shares commenced operations on March 21, 2012.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2013	July 31,
	(Unaudited)	2012 (a)
FROM OPERATIONS
Net investment loss	$ (576,328)	$ (2,019,456)
Net realized gain (loss) from security transactions, futures contracts
and swap contracts	(2,332,058)	(22,623,678)
Net change in unrealized appreciation (depreciation)
of security transactions, future contracts and swap contracts	749,580	154,663
Net decrease in net assets resulting from operations	(2,158,806)	(24,488,471)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(358,669)
Net decrease in net assets from distributions to shareholders	-	(358,669)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,612,276	153,398,407
Class C	152,210	2,682,415
Institutional Class	3,907,940	2,575,642
Net asset value of shares issued in reinvestment of distributions:
Class A	-	310,381
Redemption fee proceeds:
Class A	2,979	22,189
Class C	235	873
Institutional Class	443	199
Payments for shares redeemed:
Class A	(46,611,679)	(139,591,010)
Class C	(1,152,140)	(921,855)
Class I	(102,577)	-
Net increase (decrease) in net assets from shares of beneficial interest	(37,190,313)	18,477,241

TOTAL DECREASE IN NET ASSETS	(39,349,119)	(6,369,899)

NET ASSETS
Beginning of Period	91,753,768	98,123,667
End of Period*	$ 52,404,649	$ 91,753,768
* Includes accumulated net investment loss of:	$ (1,809,565)	$ (1,233,237)

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2013	July 31,
	(Unaudited)	2012 (a)
SHARE ACTIVITY - Class A
Shares Sold	778,537	15,689,514
Shares Reinvested	-	32,031
Shares Redeemed	(5,456,553)	(15,161,304)
Net increase (decrease) in shares of beneficial interest outstanding	(4,678,016)	560,241
SHARE ACTIVITY - Class C
Shares Sold	18,270	278,476
Shares Redeemed	(138,361)	(100,287)
Net increase (decrease) in shares of beneficial interest outstanding	(120,091)	178,189

SHARE ACTIVITY - Institutional Class
Shares Sold	459,143	294,745
Shares Redeemed	(12,105)	-
Net increase in shares of beneficial interest outstanding	447,038	294,745

(a) Institutional Class shares commenced operations on March 21, 2012.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2013	July 31,
	(Unaudited)	2012 (a)
FROM OPERATIONS
Net investment loss	$ (124,551)	$ (307,492)
Net realized loss from security transactions and futures contracts	(1,163,017)	(536,209)
Net change in unrealized appreciation (depreciation)
of security transactions and futures contracts	1,681,877	(2,104,977)
Net increase (decrease) in net assets resulting from operations	394,309	(2,948,678)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(558,935)
Class C	-	(29,886)
Net decrease in net assets from distributions to shareholders	-	(588,821)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,212,886	12,326,488
Class C	21,200	625,243
Institutional Class	368,217	10
Net asset value of shares issued in reinvestment of distributions:
Class A	-	479,378
Class C	-	28,398
Redemption fee proceeds:
Class A	150	3,825
Class C	9	146
Class I	1	-
Payments for shares redeemed:
Class A	(2,503,668)	(15,304,342)
Class C	(83,450)	(400,207)
Class I	(95,377)	-
Net decrease in net assets from shares of beneficial interest	(80,032)	(2,241,061)

TOTAL INCREASE (DECREASE) IN NET ASSETS	314,277	(5,778,560)

NET ASSETS
Beginning of Period	12,231,565	18,010,125
End of Period*	$ 12,545,842	$ 12,231,565
* Includes accumulated net investment loss of:	$ (296,003)	$ (171,452)

SHARE ACTIVITY - Class A
Shares Sold	237,454	1,238,906
Shares Reinvested	-	53,146
Shares Redeemed	(270,912)	(1,614,137)
Net decrease in shares of beneficial interest outstanding	(33,458)	(322,085)
SHARE ACTIVITY - Class C
Shares Sold	2,320	64,524
Shares Reinvested	-	3,162
Shares Redeemed	(9,067)	(41,584)
Net increase (decrease) in shares of beneficial interest outstanding	(6,747)	26,102

SHARE ACTIVITY - Institutional Class
Shares Sold	38,657	1
Shares Redeemed	(10,333)	-
Net increase in shares of beneficial interest outstanding	28,324	1

(a) Institutional Class shares commenced operations on March 21, 2012.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year	Year
	January 31,		Ended		Ended	Ended	Ended	Ended
	2013		July 31,		July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2012		2011	2010	2009	2008
Net asset value, beginning of period	$ 12.31		$ 12.55		$ 10.96	$ 9.93	$ 11.68	$ 11.36

Activity from investment operations:
Net investment income (1)	0.07		0.02		0.07	0.05	0.09	0.06
Net realized and unrealized
gain (loss) on investments	0.68		(0.26)		1.57	1.10	(1.78)	0.48
Total from investment operations	0.75		(0.24)		1.64	1.15	(1.69)	0.54

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-		(0.00)	(3)	(0.05)	(0.12)	(0.06)	(0.08)
Net realized gains	-		-		-	-	-	(0.14)
Total distributions	-		(0.00)		(0.05)	(0.12)	(0.06)	(0.22)

Net asset value, end of period	$ 13.06		$ 12.31		$ 12.55	$ 10.96	$ 9.93	$ 11.68

Total return (2)	6.09%	(7)	(1.89)%		15.02%	11.58%	(14.42)%	4.63%

Net assets, end of period (000s)	$ 148,745		$ 174,565		$ 259,375	$ 171,562	$ 194,853	$ 290,514

Ratio of net expenses to average
net assets (4)	1.59%	(6)	1.55%		1.54%	1.58%	1.57%	1.57%
Ratio of net investment income
to average net assets (4)(5)	1.01%	(6)	0.13%		0.63%	0.43%	0.95%	0.51%

Portfolio Turnover Rate	60%	(7)	112%		59%	95%	136%	59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3) Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2013		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 12.04		$ 12.36	$ 10.83	$ 9.82	$ 11.57	$ 11.30

Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.07)	(0.02)	(0.03)	0.02	(0.03)
Net realized and unrealized
gain (loss) on investments	0.66		(0.25)	1.55	1.09	(1.76)	0.47
Total from investment operations	0.68		(0.32)	1.53	1.06	(1.74)	0.44

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-		-	-	(0.05)	(0.01)	(0.03)
Net realized gains	-		-	-	-	-	(0.14)
Total distributions	-		-	-	(0.05)	(0.01)	(0.17)

Net asset value, end of period	$ 12.72		$ 12.04	$ 12.36	$ 10.83	$ 9.82	$ 11.57

Total return (2)	5.65%	(7)	(2.59)%	14.13%	10.84%	(15.08)%	3.79%

Net assets, end of period (000s)	$ 117,914		$ 123,257	$ 133,306	$ 99,202	$ 85,163	$ 88,042

Ratio of net expenses to average
net assets (4)	2.34%	(6)	2.30%	2.29%	2.33%	2.33%	2.32%
Ratio of net investment income (loss)
to average net assets (4)(5)	0.29%	(6)	(0.62)%	(0.15)%	(0.32)%	0.20%	(0.27)%

Portfolio Turnover Rate	60%	(7)	112%	59%	95%	136%	59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3) Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Six Months
	Ended		Period
	January 31,		Ended
	2013		July 31,
Institutional Class Shares	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 12.32		$ 12.44

Activity from investment operations:
Net investment income (2)	0.08		0.04
Net realized and unrealized
gain (loss) on investments	0.67		(0.16)
Total from investment operations	0.75		(0.12)

Paid-in-capital from redemption fees (6)	0.00		0.00

Less distributions from:
Net investment income	-		-
Net realized gains	-		-
Total distributions	-		-

Net asset value, end of period	$ 13.07		$ 12.32

Total return (3)	6.09%	(5)	(0.96)%	(5)

Net assets, end of period (000s)	$ 24,577		$ 20,202

Ratio of net expenses to average
net assets (7)	1.33%	(4)	1.30%	(4)
Ratio of net investment income
to average net assets (7)(8)	1.27%	(4)	0.94%	(4)

Portfolio Turnover Rate	60%	(5)	112%	(5)

(1)	The Institutional Class shares of the Arrow DWA Balanced Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Six Months
		Ended		Year		Year		Year		Year		Period
		January 31,		Ended		Ended		Ended		Ended		Ended
		2013		July 31,		July 31,		July 31,		July 31,		July 31,
Class A Shares		(Unaudited)		2012		2011		2010		2009		2008 (1)
Net asset value, beginning of period		$ 8.17		$ 9.62		$ 7.77		$ 7.09		$ 9.22		$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	0.10		0.03		(0.02)		(0.04)		0.01		0.01
	Net realized and unrealized
	gain (loss) on investments	0.36		(0.92)		1.87		0.72		(2.11)		(0.79)
Total from investment operations		0.46		(0.89)		1.85		0.68		(2.10)		(0.78)

Paid-in-capital from redemption fees		0.00	(8)	0.00	(8)	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
	Net investment income	(0.15)		-		-		(0.01)		(0.03)		-
	Net realized gains	-		(0.56)		-		-		-		-
Total distributions		(0.15)		(0.56)		-		(0.01)		(0.03)		-

Net asset value, end of period		$ 8.48		$ 8.17		$ 9.62		$ 7.77		$ 7.09		$ 9.22

Total return (3)		5.65%	(7)	(9.03)%		23.81%		9.72%		(22.73)%		(7.80)%	(7)

Net assets, end of period (000s)		$ 73,976		$ 97,363		$ 193,402		$ 46,097		$ 15,351		$ 11,455

Ratio of gross expenses to average
	net assets (4)(9)	1.62%	(6)	1.62%		1.60%		1.72%		2.65%		4.16%	(6)
Ratio of net expenses to average
	net assets (9)	1.62%	(6)	1.62%		1.60%		1.96%	(5)	2.00%		2.00%	(6)
Ratio of net investment income (loss)
	to average net assets (9)(10)	2.32%	(6)	0.41%		(0.20)%		(0.53)%		0.22%		0.69%	(6)

Portfolio Turnover Rate		94%	(7)	262%		251%		263%		228%		0%	(7)

(1)	The Class A shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6)	Annualized.
(7)	Not annualized.
(8)	Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Six Months
		Ended		Year		Year		Year		Year		Period
		January 31,		Ended		Ended		Ended		Ended		Ended
		2013		July 31,		July 31,		July 31,		July 31,		July 31,
Class C Shares		(Unaudited)		2012		2011		2010		2009		2008 (1)
Net asset value, beginning of period		$ 7.94		$ 9.43		$ 7.68		$ 7.05		$ 9.21		$ 10.00

Activity from investment operations:
	Net investment income(loss) (2)	0.07		(0.03)		(0.08)		(0.10)		(0.03)		(0.00)	(8)
	Net realized and unrealized
	gain (loss) on investments	0.34		(0.90)		1.83		0.72		(2.12)		(0.79)
Total from investment operations		0.41		(0.93)		1.75		0.62		(2.15)		(0.79)

Paid-in-capital from redemption fees		(0.00)	(8)	0.00	(8)	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
	Net investment income	(0.08)		-		-		-		(0.01)		-
	Net realized gains	-		(0.56)		-		-		-		-
Total distributions		(0.08)		(0.56)		-		-		(0.01)		-

Net asset value, end of period		$ 8.27		$ 7.94		$ 9.43		$ 7.68		$ 7.05		$ 9.21

Total return (3)		5.27%	(7)	(9.66)%		22.79%		8.94%		(23.28)%		(7.90)%	(7)

Net assets, end of period (000s)		$ 46,229		$ 52,697		$ 58,022		$ 25,653		$ 6,370		$ 3,309

Ratio of gross expenses to average
	net assets (4)(9)	2.37%	(6)	2.37%		2.35%		2.47%		3.41%		5.09%	(6)
Ratio of net expenses to average
	net assets (9)	2.37%	(6)	2.37%		2.35%		2.71%	(5)	2.75%		2.75%	(6)
Ratio of net investment income(loss)
	to average net assets (9)(10)	1.65%	(6)	(0.33)%		(0.90)%		(1.28)%		(0.41)%		(0.26)%	(6)

Portfolio Turnover Rate		94%	(7)	262%		251%		263%		228%		0%	(7)

(1)	The Class C shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6)	Annualized.
(7)	Not annualized.
(8)	Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Period
	January 31,		Ended
	2013		July 31,
Institutional Class Shares	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 8.18		$ 8.15

Activity from investment operations:
Net investment income (2)	0.11		0.04
Net realized and unrealized
gain (loss) on investments	0.36		(0.01)
Total from investment operations	0.47		0.03

Paid-in-capital from redemption fees	-		-

Less distributions from:
Net investment income	(0.18)		-
Net realized gains	-		-
Total distributions	(0.18)		-

Net asset value, end of period	$ 8.47		$ 8.18

Total return (3)	5.81%	(5)	0.37%	(5)

Net assets, end of period (000s)	$ 27,838		$ 26,922

Ratio of net expenses to average
net assets (6)	1.37%	(4)	1.37%	(4)
Ratio of net investment income
to average net assets (6)(7)	2.56%	(4)	1.43%	(4)

Portfolio Turnover Rate	94%	(5)	262%	(5)

(1)	The Institutional Class shares of the Arrow DWA Tactical Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2013		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008 (1)
Net asset value, beginning of period	$ 8.19		$ 8.69	$ 8.14	$ 8.67	$ 10.13	$ 10.00

Activity from investment operations:
Net investment income (2)	0.01		0.01	0.05	0.08	0.05	0.09
Net realized and unrealized
gain (loss) on investments	0.09		(0.36)	0.50	(0.61)	(1.21)	0.07
Total from investment operations	0.10		(0.35)	0.55	(0.53)	(1.16)	0.16

Paid-in-capital from redemption fees (8)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-		(0.15)	-	-	(0.30)	(0.03)
Total distributions	-		(0.15)	-	-	(0.30)	(0.03)

Net asset value, end of period	$ 8.29		$ 8.19	$ 8.69	$ 8.14	$ 8.67	$ 10.13

Total return (3)	1.22%	(7)	(4.05)%	6.76%	(6.11)%	(11.48)%	1.60%	(7)

Net assets, end of period (000s)	$ 12,892		$ 14,828	$ 33,195	$ 36,455	$ 59,882	$ 50,470

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	1.99%	(6)	1.86%	1.75%	1.67%	1.52%	2.20%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	1.99%	(6)	1.86%	1.75%	1.66%	1.47%	2.20%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	1.99%	(6)	1.86%	1.75%	1.66%	1.40%	1.94%	(6)
Ratio of net investment income
to average net assets	0.12%	(6)	0.16%	0.60%	0.89%	0.54%	1.16%	(6)

Portfolio Turnover Rate	17%	(7)	25%	47%	172%	368%	188%	(7)

(1)	The Class A shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2013		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008 (1)
Net asset value, beginning of period	$ 8.04		$ 8.49	$ 8.02	$ 8.60	$ 10.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.04)	(0.02)	0.01	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	0.09		(0.36)	0.49	(0.59)	(1.21)	0.09
Total from investment operations	0.06		(0.40)	0.47	(0.58)	(1.23)	0.12

Paid-in-capital from redemption fees (8)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-		(0.05)	-	-	(0.27)	(0.02)
Total distributions	-		(0.05)	-	-	(0.27)	(0.02)

Net asset value, end of period	$ 8.10		$ 8.04	$ 8.49	$ 8.02	$ 8.60	$ 10.10

Total return (3)	0.75%	(7)	(4.74)%	5.86%	(6.74)%	(12.18)%	1.23%	(7)

Net assets, end of period (000s)	$ 1,716		$ 2,086	$ 3,026	$ 5,882	$ 9,834	$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	2.74%	(6)	2.61%	2.52%	2.42%	2.27%	2.88%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	2.74%	(6)	2.61%	2.52%	2.40%	2.22%	2.88%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	2.74%	(6)	2.61%	2.52%	2.40%	2.15%	2.69%	(6)
Ratio of net investment income (loss)
to average net assets	(0.61)%	(6)	(0.43)%	(0.22)%	0.15%	(0.23)%	0.38%	(6)

Portfolio Turnover Rate	17%	(7)	25%	47%	172%	368%	188%	(7)

(1)	The Class C shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Period
	January 31,		Ended
	2013		July 31,
Institutional Class Shares	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 8.20		$ 8.34

Activity from investment operations:
Net investment income (2)	0.02		0.01
Net realized and unrealized
gain (loss) on investments	0.09		(0.15)
Total from investment operations	0.11		(0.14)

Paid-in-capital from redemption fees (6)	0.00		0.00

Net asset value, end of period	$ 8.31		$ 8.20

Total return (3)	1.34%	(5)	(1.68)%	(5)

Net assets, end of period (000s)	$ 812		$ 1,330

Ratio of net expenses to average
net assets	1.72%	(4)	1.61%	(4)
Ratio of net investment income
to average net assets	0.37%	(4)	0.51%	(4)

Portfolio Turnover Rate	17%	(5)	25%	(5)

(1)	The Institutional Class shares of the Arrow Alternative Solutions Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Period
	January 31,		Ended		Ended		Ended
	2013		July 31,		July 31,		July 31,
Class A Shares	(Unaudited)		2012		2011		2010 (1)
Net asset value, beginning of period	$ 8.77		$ 10.40		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.08)		(0.14)		(0.18)		(0.05)
Net realized and unrealized
gain (loss) on investments	(0.12)		(1.47)		1.24		(0.40)
Total from investment operations	(0.20)		(1.61)		1.06		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	-		(0.02)		(0.21)		-
Total distributions	-		(0.02)		(0.21)		-

Net asset value, end of period	$ 8.57		$ 8.77		$ 10.40		$ 9.55

Total return (3)	(2.28)%	(7)	(15.49)%		11.12%		(4.50)%	(7)

Net assets, end of period (000s)	$ 42,663		$ 84,665		$ 94,597		$ 3,738

Ratio of gross expenses to average
net assets (4)	1.80%	(6)	1.50%		1.65%		10.78%	(6)
Ratio of net expenses to average
net assets	1.80%	(6)	1.50%		1.79%	(5)	2.00%	(6)
Ratio of net investment loss
to average net assets	(1.78)%	(6)	(1.44)%		(1.68)%		(1.96)%	(6)

Portfolio Turnover Rate	104%	(7)	35%		66%		216%	(7)

(1)	The Class A shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Period
	January 31,		Ended		Ended		Ended
	2013		July 31,		July 31,		July 31,
Class C Shares	(Unaudited)		2012		2011		2010 (1)
Net asset value, beginning of period	$ 8.66		$ 10.33		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.10)		(0.18)		(0.26)		(0.07)
Net realized and unrealized
gain (loss) on investments	(0.12)		(1.49)		1.23		(0.38)
Total from investment operations	(0.22)		(1.67)		0.97		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	-		-		(0.19)		-
Total distributions	-		-		(0.19)		-

Net asset value, end of period	$ 8.44		$ 8.66		$ 10.33		$ 9.55

Total return (3)	(2.54)%	(7)	(16.17)%		10.16%		(4.50)%	(7)

Net assets, end of period (000s)	$ 3,369		$ 4,501		$ 3,526		$ 180

Ratio of gross expenses to average
net assets (4)	2.56%	(6)	2.25%		2.36%		9.20%	(6)
Ratio of net expenses to average
net assets	2.56%	(6)	2.25%		2.54%	(5)	2.75%	(6)
Ratio of net investment loss
to average net assets	(2.52)%	(6)	(1.84)%		(2.42)%		(2.70)%	(6)

Portfolio Turnover Rate	104%	(7)	35%		66%		216%	(7)

(1)	The Class C shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Period
	January 31,		Ended
	2013		July 31,
Institutional Class Shares	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 8.78		$ 9.15

Activity from investment operations:
Net investment loss (2)	(0.07)		(0.06)
Net realized and unrealized
loss on investments	(0.12)		(0.31)
Total from investment operations	(0.19)		(0.37)

Paid-in-capital from redemption fees	0.00	(6)	0.00	(6)

Net asset value, end of period	$ 8.59		$ 8.78

Total return (3)	(2.16)%	(5)	(4.04)%	(5)

Net assets, end of period (000s)	$ 6,372		$ 2,587

Ratio of net expenses to average
net assets	(2.16)%	(4)	1.25%	(4)
Ratio of net investment loss
to average net assets	(1.65)%	(4)	(1.14)%	(4)

Portfolio Turnover Rate	104%	(5)	35%	(5)

(1)	The Institutional Class shares of the Arrow Managed Futures Strategy Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A					Class C
	Six Months					Six Months
	Ended		Year	Period		Ended		Year	Period
	January 31,		Ended	Ended		January 31,		Ended	Ended
	2013		July 31,	July 31,		2013		July 31,	July 31,
	(Unaudited)		2012	2011 (1)		(Unaudited)		2012	2011 (1)
Net asset value, beginning of period	$ 9.01		$ 10.89	$ 10.00		$ 8.93		$ 10.85	$ 10.00

Activity from investment operations:
Net investment loss (3)	(0.09)		(0.19)	(0.12)		(0.12)		(0.24)	(0.16)
Net realized and unrealized
gain (loss) on investments	0.41		(1.26)	1.01		0.40		(1.27)	1.01
Total from investment operations	0.32		(1.45)	0.89		0.28		(1.51)	0.85

Paid-in-capital from redemption fees (8)	0.00		0.00	0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	-		(0.43)	-		-		(0.41)	-
Total distributions	-		(0.43)	-		-		(0.41)	-

Net asset value, end of period	$ 9.33		$ 9.01	$ 10.89		$ 9.21		$ 8.93	$ 10.85

Total return (4)	3.55%	(7)	(13.33)%	8.90%	(7)	3.14%	(7)	(13.93)%	8.50%	(7)

Net assets, end of period (000s)	$ 11,573		$ 11,485	$ 17,386		$ 708		$ 747	$ 625

Ratio of gross expenses to average
net assets (5)	2.18%	(6)	2.22%	2.72%	(6)	2.93%	(6)	2.97%	3.29%	(6)
Ratio of net expenses to average
net assets	2.00%	(6)	2.00%	2.00%	(6)	2.75%	(6)	2.75%	2.75%	(6)
Ratio of net investment loss
to average net assets	(1.92)%	(6)	(1.94)%	(1.86)%	(6)	(2.67)%	(6)	(2.69)%	(2.62)%	(6)

Portfolio Turnover Rate	0%	(7)	727%	754%	(7)	0%	(7)	727%	754%	(7)

(1)	The Class A and Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(2)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months
	Ended		Period
	January 31,		Ended
	2013		July 31,
	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 9.01		$ 9.63

Activity from investment operations:
Net investment loss (2)	(0.08)		0.00	(7)
Net realized and unrealized
gain (loss) on investments	0.42		(0.62)
Total from investment operations	0.34		(0.62)

Paid-in-capital from redemption fees (7)	0.00		0.00

Net asset value, end of period	$ 9.35		$ 9.01

Total return (3)	3.77%	(7)	(6.44)%	(7)

Net assets, end of period (000s)	$ 265		$ -

Ratio of gross expenses to average
net assets (4)	1.93%	(5)	1.97%	(5)
Ratio of net expenses to average
net assets	1.75%	(5)	1.75%	(5)
Ratio of net investment loss
to average net assets	(1.67)%	(5)	(1.69)%	(5)

Portfolio Turnover Rate	0%	(6)	727%	(6)

(1)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2013 (Unaudited)

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Strategy Fund (“AMFSF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 23, 2011, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF, ADTF and ACSF are non-diversified funds.   AASF and AMFSF are diversified funds.  ADBF and ADTF are each a “fund of funds.”   The Funds each have three distinct share classes; Class A, Class C, and Institutional Class shares. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  AMFSF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Institutional Class shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

 date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 253,072,740	$ -	$ -	$ 253,072,740
Short-Term Investment	36,187,767	-	-	36,187,767
Total	$ 289,260,507	$ -	$ -	$ 289,260,507
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 476,430	$ -	$ -	$ 476,430
Total	$ 476,430	$ -	$ -	$ 476,430

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 147,313,726	$ -	$ -	$ 147,313,726
Short-Term Investment	430,884	-	-	430,884
Total	$ 147,744,610	$ -	$ -	$ 147,744,610

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,764,343	$ -	$ -	$ 2,764,343
Corporate Bonds and Notes	-	497,507	-	497,507
U.S. Government and Agency Obligations	-	7,155,721	-	7,155,721
Variation Margin-Open Futures Contracts	178,108	-	-	178,108
Purchased Option Contracts	1,100	-	-	-
Short-Term Investment	2,835,567	-	-	2,835,567
Total	$ 5,779,118	$ 7,653,228	$ -	$ 13,432,346
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 108,442	$ -	$ 108,442
Total	$ -	$ 108,442	$ -	$ 108,442

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 295,189	$ -	$ 295,189
Open Swaps Contracts	-	621,551	-	621,551
U.S. Treasuries	-	12,000,746	-	12,000,746
Variation Margin-Open Futures Contracts	289,767	-	-	289,767
Short-Term Investments	4,858,948	30,998,405	-	35,857,353
Total	$ 5,148,715	$ 43,915,891	$ -	$ 49,064,606

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 131,865	$ -	$ -	$ 131,865
Short-Term Investments	3,834,648	6,999,852	-	10,834,500
Variation Margin-Open Futures Contracts	33,930	-	-	33,930
Total	$ 4,000,443	$ 6,999,852	$ -	$ 11,000,295

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the year.

The Funds did not hold any Level 3 securities during the year.

See Portfolios of Investments for investments and derivatives segregated by type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (ADB-CFC), ADWAT Fund Limited (ADT-CFC), Northern Lights SPC (AAS-CFC), Arrow MFS Fund Limited (AMFS-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, AASF, AMFSF and ACSF include the accounts of ADB-CFC, ADT-CFC, AAS-CFC, AMFS-CFC and ACS-CFC, respectively, which are wholly-owned and controlled subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives.   In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Funds’ Prospectus.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at January 31, 2013	% Of Total Net Assets at January 31, 2013
ADB-CFC	12/5/2012	$ 6,457,475	2.22%
ADT-CFC	12/12/2011	430,711	0.29%
AAS-CFC	11/6/2009	2,266,521	14.70%
AMFS-CFC	7/23/2010	11,559,261	22.06%
ACS-CFC	1/3/2011	2,457,099	19.58%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – ADBF, ADTF, AASF, AMFSF and ACSF are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – AASF and AMFSF are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

 payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Consolidated Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

All or a portion of the amounts reported as Deposits with brokers in the Consolidated Statements of Assets and Liabilities may be segregated as collateral for open futures/swaps contracts.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Derivatives Disclosure –

Fair Values of Derivative Instruments in ADBF as of January 31, 2013:

Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Foreign exchange contracts:	Due to broker-variation margin,Net Assets - Net Unrealized Depreciation	$ 289,523	*	Due to broker-variation margin,Net Assets - Net Unrealized Depreciation	$ 298,965	*

Commodity contracts:				Due to broker-variation margin,Net Assets - Net Unrealized Depreciation	$ 466,988	*
		$ 289,523			$ 765,953

Fair Values of Derivative Instruments in AASF as of January 31, 2013:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts:				Unrealized depreciation on swap contracts
				Net Assets - Net Unrealized Depreciation	$ 108,442	*
Equity contracts:	Due from broker-variation margin,Net Assets - Net Unrealized Depreciation	$ 127,969	*

Interest rate contracts:	Due from broker-variation margin, Net Assets - Net Unrealized
	Depreciation	50,139	*

		$ 178,108			$ 108,442

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Fair Values of Derivative Instruments in AMFSF as of January 31, 2013:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange contracts:	Unrealized appreciation on swaps contracts, Net Assets - Net Unrealized Appreciation	$ 621,551

Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Appreciation	157,462	*	Appreciation	$ 30,280	*

Interest rate contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Appreciation	13,375	*	Appreciation	3,312	*

Foreign exchange contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Appreciation	156,330	*	Appreciation	3,808	*

		$ 948,718			$ 37,400

Fair Values of Derivative Instruments in ACSF as of January 31, 2013:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Commodity contracts:	Variation margin - due to broker, Net Assets -
	Net Unrealized Appreciation	$ 33,930	*

$ 33,930

* Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Consolidated Portfolio of Investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

The effect of Derivative Instruments on the Statements of Operations for the six months ended January 31, 2013:

ADBF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	$ (66,095)	$ (9,442)
Commodity contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	-	(466,988)

Total		$ (66,095)	$ (476,430)

	AASF		Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from security transactions,
futures contracts, swaps and purchased options/
Net change in unrealized appreciation (depreciation)
	from security transactions, futures contracts and swaps	$ 239,026	$ 339,101

Mixed; Commodity, interest rate,	Net realized gain (loss) from security transactions, futures contracts,
credit, foreign exchange contracts:	and swaps/Net change in unrealized
appreciation (depreciation) from security transactions,
	futures contracts and swaps	$ (29,678)	$ (234,161)

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(33,953)	(105,366)

Total		$ 175,395	$ (426)

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

AMFSF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Mixed; Commodity, interest rate,	Net realized gain (loss) from security transactions, futures contracts,
credit, foreign exchange contracts:	and swaps/Net change in unrealized
appreciation (depreciation) from security transactions,
	futures contracts and swaps	$ (2,011,732)	$ 706,412

Commodity contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(263,141)	(46,529)

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(90,726)	8,476

Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	33,541	(4,513)

Total		$ (2,332,058)	$ 663,846

ACSF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Contracts	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	$ (1,163,017)	$ 1,684,683

Total		$ (1,163,017)	$ 1,684,683

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with Union Bank, National Association (“UB”).  Under the terms of the Agreement, each Fund may borrow no more than $5 million and the borrowings will be used only for temporary or emergency purposes including the financing of redemptions.   Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.   The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.  At January 31, 2013, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Arrow DWA Balanced Fund	$ 174,634,830	$ 250,475,485
Arrow DWA Tactical Fund	152,145,312	187,194,346
Arrow Alternative Solutions Fund	1,972,185	2,583,554
Arrow Managed Futures Strategy Fund	11,932,870	8,200,000
Arrow Commodity Strategy Fund	43,641	-

4.

SECURITY LENDING

Under an agreement with UB, ADBF and ADTF (the “Principals”) can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees. Loans are collateralized by cash, in an amount equal to 102% of total value of securities loaned which is invested in cash, U.S Government securities, irrevocable letters of credit or other types of collateral acceptable to the Principals.   A portion of the income generated by the investment in the collateral, net of any rebates paid by UB to the borrowers is remitted to UB as lending agent, and the remainder is paid to the Principals.   Generally, in the event of a counter-party default, each Principal has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Principal in the event such Principal is delayed or prevented from exercising its right to dispose of the collateral.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

At January 31, 2013 the Funds had no securities out on loan.

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, LLC (“DWA”) as the sub-advisor to ADBF and ADTF.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFSF average daily net assets and 0.80% of ACSF average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2013 to waive a portion of its advisory fee and has agreed to reimburse Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Institutional Class
ACSF	2.00%	2.75%	1.75%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

The following amounts are subject to recapture by the funds by the following dates:

	7/31/2013	7/31/2014	7/31/2015	Totals
ACSF	$ -	$ 43,812	$ 35,088	$ 78,900

There are no amounts available for recapture for ADBF, ADTF and AMFSF.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the six months ended January 31, 2013, the Distributor received $225,492 in underwriting commissions for sales of Class A shares, of which $29,797 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

6.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months  ended January 31, 2013, ADBF, ADTF, AASF, AMFSF and ACSF assessed $735, $0, $95, $3,657 and $160 respectively, in redemption fees.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

7.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of a Fund at January 31, 2013 are noted in the Funds’ Portfolios of Investments.   Transactions during the period with companies which are affiliates are as follows:

Arrow DWA Balanced Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period

464287580	iShares DJ US Consumer
	Services Index Fund	$ 18,209,901	$ -	$ 6,663,245	$ 153,976	$ 13,459,894

464286301	iShares MSCI Belgium Capped	-	9,906,442	1,622,334	14,420	9,533,590
Investable Market Index
	TOTAL	$ 18,209,901	$ 9,906,442	$ 8,285,579	$ 168,396	$ 22,993,484

Arrow DWA Tactical Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
464288422	iShares S&P Developed ex-U.S. Property Index Fund	$ -	$ 14,388,861	$ (1,371,112)	$ -	$ 13,380,768

97717W109	Wisdom Tree Total Dividend Fund	17,848,188	321,433	(17,617,831)	-	-

	TOTAL	$ 17,848,188	$ 14,710,294	$ (18,988,943)	$ -	$ 13,380,768

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 were as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation, undistributed net investment income and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, tax deferral of losses on wash sales and mark-to-market on open futures and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADBF	$ 744,358
ADTF	-
AASF	-
AMFSF	1,249,700
ACSF	172,407

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
ADBF	$ -
ADTF	-
AASF	80,028
AMFSF	378,910
ACSF	24,138

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At July 31, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

	Short-Term	Long-Term	Total	Expiration
ADBF	$ 15,359,267	$ -	$ 15,359,267	July 31, 2017
	18,504,473	-	18,504,473	July 31, 2018
	33,863,740	-	33,863,740
ADTF	32,363,056	1,705,183	34,068,239	No Expiration
AASF	2,224,922	-	2,224,922	July 31, 2017
	2,135,821	-	2,135,821	July 31, 2018
	4,360,743	-	4,360,743
AMFSF	123,374	-	123,374	July 31, 2019
ACSF	30,096	-	30,096	July 31, 2019
	56,906	-	56,906	No Expiration
	87,002	-	87,002

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, security paydown gains and losses, swap transaction gains/ (losses), the reclassification of ordinary distributions and adjustments for partnerships and grantor trusts, resulted in reclassification for the period ended July 31, 2012 as follows:

			Accumulated Net Realized
	Paid in	Undistributed Net	Gain/(Loss) from Investment and
	Capital	Investment Income	Foreign Currency Transactions
ADBF	$ -	$ 6,554	$ (6,554)
ADTF	-	7,402	(7,402)
AASF	(640,011)	(326,679)	966,690
AMFSF	(789,404)	789,404	-
ACSF	(136,204)	136,204	-

9.

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Arrow Commodity Strategy Fund currently invests a portion of its assets in Fidelity Institutional Money Market Fund, (the “Fidelity Money Market Fund”). Arrow Commodity Strategy Fund may redeem its investment from the Fidelity Money Market Fund at any time if the Advisor determines that it is in the best interest of the Arrow Commodity Strategy Fund and its shareholders to do so.

The performance of Arrow Commodity Strategy Fund may be directly affected by the performance of the Fidelity Money Market Fund. The financial statements of the Fidelity Money Market Fund, including the portfolio of investments, can be found at the Fidelity website, www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Arrow Commodity Strategy Fund’s financial statements. As of January 31, 2013, Arrow Commodity Strategy Fund invested 30.57% of its net assets in the Fidelity Money Market Fund.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

10.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

11.  SUBSEQUENT  EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.      Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Arrow Funds

EXPENSE EXAMPLES

January 31, 2012 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Strategy Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 through January 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 – 1/31/13	Expense Ratio During Period** 8/1/12 – 1/31/13
DWA Balanced Class A	1,000.00	1,060.90	$8.26	1.59%
DWA Balanced Class C	1,000.00	1,056.50	12.14	2.34
DWA Balanced Institutional Class	1,000.00	1,060.90	9.69	1.87
DWA Tactical Class A	1,000.00	1,056.50	8.43	1.63
DWA Tactical Class C	1,000.00	1,052.70	12.31	2.38
DWA Tactical Institutional Class	1,000.00	1,058.10	7.14	1.38
Alternative Solutions Class A	1,000.00	1,012.20	10.13	2.00
Alternative Solutions Class C	1,000.00	1,007.50	13.90	2.75
Alternative Solutions Institutional Class	1,000.00	1,013.40	8.78	1.73
Managed Futures Strategy Class A	1,000.00	977.20	8.98	1.80
Managed Futures Strategy Class C	1,000.00	974.60	12.78	2.57
Managed Futures Strategy Institutional Class	1,000.00	978.40	7.96	1.60
Commodity Strategy Class A	1,000.00	1,035.50	10.29	2.01
Commodity Strategy Class C	1,000.00	1,031.40	14.12	2.76
Commodity Strategy Institutional Class	1,000.00	1,037.70	9.01	1.75

The Arrow Funds

EXPENSE EXAMPLES (Continued)

January 31, 2013 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 – 1/31/13	Expense Ratio During Period** 8/1/12 – 1/31/13
DWA Balanced Class A	$1,000.00	$1,017.19	$8.08	1.59%
DWA Balanced Class C	1,000.00	1,013.40	11.89	2.34
DWA Balanced Institutional Class DWA Tactical Class A	1,000.00 1,000.00	1,015.80 1,017.01	9.48 8.27	1.87 1.63
DWA Tactical Class C	1,000.00	1,013.21	12.07	2.38
DWA Tactical Institutional Class Alternative Solutions Class A	1,000.00 1,000.00	1,018.27 1,015.14	7.00 10.14	1.38 2.00
Alternative Solutions Class C	1.000.00	1,011.35	13.93	2.75
Alternative Solutions Institutional Class Managed Futures Strategy Class A	1,000.00 1,000.00	1,016.49 1,016.12	8.79 9.15	1.73 1.80
Managed Futures Strategy Class C	1,000.00	1,012.26	13.02	2.57
Managed Futures Strategy Institutional Class Commodity Strategy Class A	1,000.00 1,000.00	1,017.16 1,015.10	8.12 10.19	1.60 2.01
Commodity Strategy Class C	1,000.00	1,011.31	13.98	2.76
Commodity Strategy Institutional Class	1,000.00	1,016.36	8.92	1.75

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

January 31, 2013 (Unaudited)

Approval of Advisory Agreement – Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund

In connection with an organizational meeting held on January 18, 2012, the Board of Trustees (the "Board") of Arrow Investments Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Arrow Investment Advisors, LLC (the "Adviser") and the Trust, on behalf of the Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund (each a "Fund" and collectively the "Funds").  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, (b) the Funds' management fees and operating expenses compared with similar mutual funds (c) the overall organization of the Adviser, and (d) the financial condition of the Adviser.

In its consideration of the approval of the Advisory Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding each Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser's operations, the quality of the Adviser's compliance infrastructure and the experience of its Fund management personnel.  The Board then reviewed the financial profile of the Funds' Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Adviser had sufficient financial resources to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board considered the nature and extent of the Adviser's past performance, as well as other factors relating to its track record.  The Board noted that for the one year period ended December 31, 2011, Arrow Alternative Solutions Fund had outperformed the average for a group of similar mutual funds that employ a multi-asset alternative strategy and outperformed the HFRI FOF Composite Index (a fund of hedge funds index). The Board further noted that performance for the two prior one year periods was below each comparison group, but that it believed more recent performance was indicative of the results it expects from the Adviser in the future.  Next, the Board noted that for the one year period ended December 31, 2011, Arrow Managed Futures Trend Fund had underperformed the average of a group of similar mutual funds that employ a managed futures strategy, the Barclays TOP 50 Index and the TVI Index (each index is representative of a managed futures strategy).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds.  Additionally, the Board noted that for the one year period ended December 31, 2011, which is also the since-inception period, Arrow Commodity Strategy Fund had outperformed the average of a group of similar mutual funds that

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2013 (Unaudited)

 employ a commodity-focused strategy and outperformed the DJ UBS Commodity Index.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Balanced Fund had underperformed the average for a group of similar mutual funds that employ a balanced (stock and bond) asset allocation strategy and a blended index composed of 60% S&P 500 Index (an equity index) and 40% Barclays Capital US Aggregate Index (a broad-based bond index).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also observed that the Fund had significantly outperformed its index and mutual fund comparison group average in 2010.  The Board also noted that because the Adviser employs a sub-adviser for the Fund, performance could not be entirely attributed to the Adviser.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Tactical Fund had underperformed the average of a group of similar mutual funds that employ a world-wide asset allocation strategy and the DJ Moderately Aggressive TR USD Index (an asset allocation fund index).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also noted that because the Adviser employs a sub-adviser for the Fund, performance could not be entirely attributed to the Adviser.  The Trustees concluded that the Adviser's past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser proposes to charge a 0.75% annual advisory fee for Arrow Alternative Solutions Fund, 0.85% annual advisory fee for Arrow Managed Futures Trend Fund, 0.80% annual advisory fee for Arrow Commodity Strategy Fund, 1.00% for Arrow DWA Balanced Fund and 1.00% for Arrow DWA Tactical Fund based on each Fund's average net assets.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Adviser's advisory fees and each Fund's overall expenses compared to a group of similarly managed funds.  The Board also noted that the Adviser does not provide advisory services to separately managed accounts and, therefore, no comparative fee information was available.  The Trustees then discussed the management strategy of each Fund and the overall duties of the Adviser (including obligations under an expense limitation agreement with respect to the Arrow Commodity Strategy Fund and sub-advisory fees to be paid by the Adviser with respect to Arrow DWA Balanced Fund and the Arrow DWA Tactical Fund).  The Trustees noted that the advisory fees for the Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund were less than or equal to those of similarly managed funds.  While the advisory fees for Arrow DWA Balanced Fund and Arrow DWA Tactical Fund where above the average for their comparison group, the Trustees noted they were within a reasonable range of fees charged by the advisers to the comparison group.  The Trustees next noted that total operating expenses for each Fund was either below the comparison group average, or if above average, within the range of operating expenses for each comparison group.  The Trustees concluded that each Fund's advisory fees as well as overall expense ratios, were acceptable in light of the quality of the services each Fund expects to receive from the Adviser, and the level of fees paid by other similarly managed mutual funds in the comparison group.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2013 (Unaudited)

scale was not a relevant consideration.  However, the Board noted it would revisit the issue of advisory fee breakpoints should the Funds gather significant additional assets.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  They also considered the profits to be realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Arrow Commodity Strategy Fund's expense limitation agreement and each Fund's expected asset levels, they were satisfied that the Adviser's level of profitability from its relationship with the Funds would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment.

Approval of the Sub-Advisory Agreement

During the Meeting, the Board also considered the approval of a sub-advisory agreement (the "Sub-Advisory Agreement") between Dorsey, Wright & Associates LLC ("Sub-Adviser" or "DWA") and the Trust, on behalf of the Arrow DWA Balanced Fund and the Arrow DWA Tactical Fund.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the sub-advised Funds, a peer group of funds and appropriate indices with respect to the Funds; and (b) the resources available with respect to compliance with the Funds' investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Sub-Adviser, (d) investment management staffing, and (e) the financial condition of the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Sub-Adviser's operations including the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees noted the recent changes of control at DWA and agreed that it should not impair the quality of services provided by the Sub-Adviser.  The Board then reviewed DWA's financial statements and concluded that it has sufficient financial resources to meet its obligations to the Funds.  The Trustees concluded that DWA has the ability to provide a level of service consistent with the Board's expectations.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2013 (Unaudited)

Performance.  The Board considered the nature and extent of the Sub-Adviser's past performance, as well as other factors relating to its track record.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Balanced Fund had underperformed the average for a group of similar mutual funds that employ a balanced (stock and bond) asset allocation strategy and a blended index composed of 60% S&P 500 Index (an equity index) and 40% Barclays Capital US Aggregate Index (a broad-based bond index).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also observed that the Fund had significantly outperformed its index and mutual fund group averages in 2010.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Tactical Fund had underperformed the average for a group of similar mutual funds that employ a world-wide asset allocation strategy and the DJ Moderately Aggressive TR USD Index (an asset allocation fund index).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also noted that because the Adviser employs DWA as a sub-adviser for the Funds, performance could not be entirely attributed to the Adviser or DWA.  The Board concluded that the Sub-Adviser's past performance was acceptable.

Fees and Expenses.  The Board noted that the Funds would not compensate the Sub-Adviser for sub-advisory services, but rather the Adviser would compensate the Sub-Adviser out of the advisory fees received from the Funds.  The Board then discussed the comparison of sub-advisory fees and total operating expense data and reviewed DWA's sub-advisory fees and each Fund's overall expenses compared to a group of similarly managed funds.  The Board also considered that DWA's sub-advisory fees are significantly lower when compared to the fees it charges to its separately managed accounts.  The Trustees concluded that although the each Fund's fees were higher than their respective comparison group average, each Fund's advisory fees and applicable sub-advisory fees were reasonable in light of the quality of the services the Fund currently receives from its adviser, and the level of fees paid by a group of other similarly managed mutual funds.

The Trustees concluded that each Fund's sub-advisory fee, as well as the overall expense ratio for each Fund, was acceptable in light of the quality of the services the Funds expect to receive from DWA and that sub-advisory fees and overall expenses were within a range of reasonable fees and expenses when compared to the level of sub-advisory and overall fees paid by a group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there are economies of scale with respect to sub-advisory services for the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of scale was not a relevant consideration.  However, the Board noted it would revisit the issue of advisory fee breakpoints should the Funds gather significant additional assets.

Profitability.  The Board considered the profits realized by the Sub-Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Sub-Adviser from other

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2013 (Unaudited)

 activities related to the Funds.  The Trustees concluded that because of each Fund's current asset levels, they were satisfied that the Sub-Adviser's level of profitability from its relationship to the Funds is not excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, LLC

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

       Joseph Barrato, President

Date

4/11/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

        Joseph Barrato, President

Date

4/11/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/11/13